INVESTMENTS IN ASSOCIATES	6 Months Ended
Jun. 30, 2023
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
INVESTMENTS IN ASSOCIATES	INVESTMENTS IN ASSOCIATES
The following table represents the change in balance of investments in associates:

US$ MILLIONS	For the six-month period ended June 30, 2023	For the 12 month period ended December 31, 2022
Balance at the beginning of the period	$428	$—
Acquisitions	—	455
Share of earnings for the period	4	4
Foreign currency translation and other	(9)	(25)
Share of other comprehensive (loss) income	(3)	27
Distributions	(3)	(33)
Ending Balance	$417	$428
In February 2022, our company acquired an approximate 8% interest in an Australian regulated utility, AusNet Services Ltd (“AusNet”) for $455 million. Based on our ownership interest and governance rights retained, our company equity accounts for the entity.
The following tables summarize the aggregate balances of investments in associates on a 100% basis:

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Financial position:
Total assets	$13,384	$13,541
Total liabilities	(8,001)	(8,018)
Net assets	$5,383	$5,523

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2023	2022	2023	2022
Financial performance:
Total revenue	$391	$361	$721	$521
Total net income for the period(1)	33	36	52	(52)
Our company’s share of net income	$3	$2	$4	$(4)
1.Total net income for the six-month period ended June 30, 2022 includes acquisition-related transaction costs of $105 million.